Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (1,422)	$ (860)	$ (2,823)	$ (1,145)
Items not affecting cash and cash equivalents:
Depreciation and amortization	377	362	736	721
Share-based compensation costs	13	43	27	142
Employee future benefits	43		43
Change in fair value of warrant and DSU liabilities	(1,755)		(1,755)
Other non-cash items	11		11
Income tax recovery	(474)	(235)	(886)	(313)
Changes in operating assets and liabilities (note 15)	1,818	(123)	857	(1,047)
Net cash used in operating activities	(1,389)	(813)	(3,790)	(1,642)
Cash flows from financing activities
Exercise of stock options				1
Payments on lease liabilities	(126)	(70)	(198)	(134)
Net cash used in financing activities	(126)	(70)	(198)	(133)
Cash flows from investing activities
Acquisition of Aeterna Zentaris Inc. (note 3)	26,037		26,037
Purchase of property and equipment	(157)	(54)	(721)	(85)
Net cash used in investing activities	25,880	(54)	25,316	(85)
Effect of exchange rate changes on cash and cash equivalents	(67)	180	(202)	208
Net change in cash and cash equivalents	24,298	(757)	21,126	(1,652)
Cash and cash equivalents – Beginning of period	3,506	9,295	6,678	10,190
Cash and cash equivalents – End of period	$ 27,804	$ 8,538	$ 27,804	$ 8,538